Unaudited Consolidated Balance Sheets	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Current assets
Cash and cash equivalents	¥ 48,375,196	$ 6,752,917	¥ 60,957,156	$ 8,351,096	¥ 78,790,697
Restricted cash					497,108
Short-term investment	131,338,206	18,334,107	130,055,727	17,817,562	104,086,826
Accounts receivable, net	25,403,144	3,546,142	33,146,088	4,540,995	29,508,542
Inventories, net	3,055,943	426,593	4,719,804	646,610	9,984,100
Prepayments and other current assets	205,716,329	28,716,892	148,267,234	20,312,528	97,589,397
Total current assets	413,888,818	57,776,651	377,146,009	51,668,791	320,456,670
Non-current assets
Long-term investments	8,490,163	1,185,181	8,490,163	1,163,148	14,136,050
Property, plant and equipment, net	475,348	66,356	573,775	78,607	603,035
Operating lease Right-of-use assets	4,396,733	613,760	5,154,258	706,130	6,169,983
Intangible assets, net	10,013,148	1,397,782	10,894,989	1,492,607	9,426,569
Goodwill	26,638,707	3,718,620	26,638,707	3,649,488	40,407,135
Other non-current assets	78,746,814	10,992,631	56,319,547	7,715,746	43,150,129
Digital assets	102,183,472	14,264,263
Total non-current assets	230,944,385	32,238,593	108,071,439	14,805,726	113,892,901
Total assets	644,833,203	90,015,244	485,217,448	66,474,517	434,349,571
Current liabilities
Short-term bank borrowings	47,440,000	6,622,369	50,500,000		19,500,000
Current portion of long-term bank borrowings	514,622	71,838	792,548		1,993,168
Accounts payable	24,836,371	3,467,024	24,308,952		20,793,699
Contract liabilities	11,178,152	1,560,410	12,377,171		13,773,974
Shareholder loans, at amortized cost	66,017,666	9,215,711	84,342,862		26,150,243
Amounts due to related parties	491,089	68,553	491,089		17,605,694
Accrued expenses and other current liabilities	195,710,852	27,320,183	192,237,718		168,952,161
Current portion of lease liabilities	1,652,552	230,687	2,037,862		2,590,785
Current portion of finance lease liabilities	29,847	4,166	29,847		103,310
Convertible loans, at fair value					6,372,830
Convertible loans, at amortized cost	3,500,000	488,581	3,500,000		3,541,350
Total current liabilities	351,371,151	49,049,522	370,618,049		281,377,214
Non-current liabilities
Long-term bank borrowings	4,509,229	629,464	4,463,550		5,519,461
Operating lease liabilities	3,283,462	458,354	3,584,743		4,045,089
Finance lease liabilities					37,411
Warrant liabilities					87,279
Shareholder loans, at amortized cost					56,928,815
Convertible loans, at fair value	23,473,345	3,276,753	10,076,081		7,964,014
Convertible loans, at amortized cost					3,500,000
Deferred tax liabilities	3,174,500	443,143	3,798,357		3,827,489
Other non-current liabilities	10,405,554	1,452,559	10,405,554		10,405,554
Total non-current liabilities	44,846,090	6,260,273	32,328,285		92,315,112
Total liabilities	396,217,241	55,309,795	402,946,334		373,692,326
Commitments and contingencies (Note 26)
Shareholders’ equity
Additional paid-in-capital	2,097,090,031	292,742,480	1,984,763,325	271,911,461	1,816,654,303
Accumulated deficit	(1,786,435,453)	(249,376,773)	(1,814,578,760)	(248,596,271)	(1,644,382,306)
Accumulated other comprehensive loss	(127,688,646)	(17,824,648)	(131,840,166)	(18,062,029)	(135,581,744)
Total shareholders’ equity attributable to DDC Enterprise Limited	204,780,138	28,586,204	47,425,627	6,497,284	39,017,138
Non-controlling interest	43,835,824	6,119,245	34,845,487	4,773,812	21,640,107
Total shareholders’ equity	248,615,962	34,705,449	82,271,114	11,271,096	60,657,245
Total liabilities and shareholders’ equity	644,833,203	90,015,244	485,217,448	66,474,517	434,349,571
Class A Ordinary Shares
Shareholders’ equity
Ordinary shares value	21,717,617	3,031,662	8,984,639	1,230,890	2,230,296
Class B Ordinary Shares
Shareholders’ equity
Ordinary shares value	¥ 96,589	$ 13,483	96,589	$ 13,233	¥ 96,589
Previously Reported
Current assets
Cash and cash equivalents			60,957,156
Restricted cash
Short-term investment			130,055,727
Accounts receivable, net			33,146,088
Inventories, net			4,719,804
Prepayments and other current assets			148,267,234
Total current assets			377,146,009
Non-current assets
Long-term investments			8,490,163
Property, plant and equipment, net			573,775
Operating lease Right-of-use assets			5,154,258
Intangible assets, net			10,894,989
Goodwill			26,638,707
Other non-current assets			56,319,547
Total non-current assets			108,071,439
Total assets			485,217,448
Non-current liabilities
Commitments and contingencies (Note 26)
Shareholders’ equity
Additional paid-in-capital			1,984,763,325
Accumulated deficit			(1,814,578,760)
Accumulated other comprehensive loss			(131,840,166)
Total shareholders’ equity attributable to DDC Enterprise Limited			47,425,627
Non-controlling interest			34,845,487
Total shareholders’ equity			82,271,114
Total liabilities and shareholders’ equity			485,217,448
Previously Reported | Class A Ordinary Shares
Shareholders’ equity
Ordinary shares value			8,984,639
Previously Reported | Class B Ordinary Shares
Shareholders’ equity
Ordinary shares value			¥ 96,589